Lease Commitments	12 Months Ended
Dec. 31, 2010
Lease Commitments
Lease Commitments
6.	Lease Commitments

The Company is obligated under various operating lease agreements for office facilities that generally provide for minimum rent payments and a proportionate share of operating expenses and property taxes and include certain renewal and expansion options. For the years ended December 31, 2010, 2009 and 2008, rent expense was $23.9 million, $22.9 million and $20.8 million, respectively.

During the years ended December 31, 2010, 2009 and 2008, the Company recorded approximately $0.8 million, $0.8 million and $0.6 million, respectively, of depreciation expense for office equipment under capital leases.

Future minimum lease payments are as follows:

(in millions)	Capital	Operating
Year Ended December 31,	Leases	Leases
2011	$0.7	$17.4
2012	0.3	16.2
2013	—	16.3
2014	—	16.1
2015	—	15.4
Thereafter	—	47.6

Total future minimum lease payments	1.0	$129.0

Amounts representing interest	(0.1)

Present value of future minimum lease payments	0.9
Current maturities of capital lease obligations	(0.6)

Long-term capital lease obligations	$0.3